Disclosure of foreign currency risk explanatory (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
Accounts receivable	$ 507	$ 863
Marketable Securities		7,084
Convertible Notes	16,075	14,853
Amounts held in Rand [Member]
Statements [Line Items]
Cash	1,204	350
Accounts receivable	436	802
Marketable Securities		7,084
Accounts payable	2,767	3,074
Amounts held in USD [Member]
Statements [Line Items]
Cash	3,708	2,613
Loan Payable	18,785	39,465
Convertible Notes	$ 16,075	$ 14,853